Variable Interest Entities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity [Line Items]
Loans provided to equity owners of the VIEs, term	10-year or 15-year
Voting Agreements
Variable Interest Entity [Line Items]
Voting agreement period	20 years
Variable Interest Entities
Variable Interest Entity [Line Items]
Percentage of revenues attributable to VIEs	1.50%	4.20%	3.20%